Financial Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments And Hedging Activities [Abstract]
Summary Of Financial Instruments

	Balances as of December 31, 2011		Balances as of December 31, 2010
	Carrying Amounts	Estimated Fair Value	Carrying Amounts	Estimated Fair Value
Notes receivable(1)	$1,053	$1,058	$1,222	$1,423
Borrowings(1):
Senior unsecured revolving credit facility	$—	$—	$51,000	$51,000
Fixed rate debt(2)	$1,077,783	$1,218,321	$935,122	$977,258
Variable rate debt	$175,000	$174,979	$225,237	$224,304
Interest rate contracts:
Interest rate swaps(3)	$(26,746)	$(26,746)	$(10,109)	$(10,109)

(1)

The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.

(2)

The carrying amount of our fixed rate debt includes premiums and discounts as a result of the difference between the fair value and face value of debt assumed in connection with our acquisition activities.

(3)

The fair value of our interest rate swap is determined using the market standard methodology of netting the discounted future fixed cash flows and the discounted expected variable cash flows based on an expectation of future interest rates derived from Level 2 observable market interest rate curves. We also incorporate a credit valuation adjustment, which is derived using unobservable Level 3 inputs, to appropriately reflect both our nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurement. For further discussion on the fair value of our interest rate swap, see Note 2—Significant Accounting Policies.

Reconciliation Of Liabilities Measured At Fair Value On Recurring Basis Using Unobservable Inputs

	For the Year Ended December 31,
	2011	2010
Level 3 Liabilities:	(in thousands)
Interest Rate Swaps:
Beginning balance at January 1	$(10,109)	$(4,070)
Net unrealized loss included in accumulated other comprehensive loss	(16,637)	(7,358)
Realized losses (effective portion) recognized in interest expense	—	1,319

Ending balance at December 31	$(26,746)	$(10,109)